Reclamation Obligation (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure Of Detailed Information About Reclamation Obligation

	Mexico	Brazil	USA	Total
Balance – December 31, 2018	$-	$4,079	$19,863	$23,942
Accretion	-	334	385	719
Change in estimates	-	3,586	2,087	5,673
Foreign exchange translation	-	(105)	-	(105)

Balance – December 31, 2019	-	7,894	22,335	30,229
Assumed with the Leagold Acquisition	32,878	29, 36 0	-	62,2 3 8
Accretion	179	1,845	185	2,209
Change in estimates	16,634	10,241	4,662	31,537
Reclamation expenditures	(49)	(276)	(71)	(396)
Foreign exchange translation	-	(5,0 2 6)	-	(5,0 2 6)
Balance – December 31, 2020	49,642	44,038	27,111	120,791

Less: Current portion	(2,410)	(1,278)	-	(3,688)
Non-current portion	$47,232	$42,760	$27,111	$117,103